Note 6 - Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Subsequent Events [Text Block]
Note
6
.
Subsequent Events

All of the effects of subsequent events that provide additional evidence about conditions that existed at the balance sheet date, including the estimates inherent in the process of preparing the consolidated financial statements, are recognized in the consolidated financial statements. The Company does not
recognize subsequent events that provide evidence about conditions that did not
exist at the balance sheet date but arose after, but before the consolidated financial statements are issued. In some cases, unrecognized subsequent events are disclosed to keep the consolidated financial statements from being misleading.

The Company has evaluated subsequent events through
May 10, 2017,
the date on which the consolidated financial statements were issued.

Note
10.
     Subsequent Events

All of the effects of subsequent events that provide additional evidence about conditions that existed at the balance sheet date, including the estimates inherent in the process of preparing the consolidated financial statements, are recognized in the consolidated financial statements. The Company does not
recognize subsequent events that provide evidence about conditions that did not
exist at the balance sheet date but arose after, but before the consolidated financial statements are issued. In some cases, unrecognized subsequent events are disclosed to keep the consolidated financial statements from being misleading.

The Com
pany has evaluated subsequent events through
February 17, 2017,
the date on which the consolidated financial statements were issued.